Consolidated Statement of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Cash flows from operating activities:
Loss before tax	$ 125	₨ 10,652	₨ (329,331)	₨ (241,381)
Adjustments to reconcile (loss)/ Profit before tax to net cash flows:
Depreciation and amortization	3,616	308,899	197,527	190,152
Interest income	(2,433)	(207,877)	(170,715)	(21,289)
Interest costs	883	75,456	239,356	225,200
Unrealized foreign exchange loss/(gain)	(722)	(61,686)	(26,362)	(38,764)
Gain on disposal of property, plant and equipment	(9)	(770)	(705)	(3,800)
Fixed assets write off		3
Provisions (net)	(263)	(22,469)	(164,909)	(22,079)
Gain on termination/ rent concession of leases				(1,786)
Unwinding of deferred consideration				(41,655)
Expense incurred on repayment of non- convertible debenture	51	4,375
Share-based payment expense	1,463	125,002	229,260	152,054
Impairment of loan to joint venture				1,000
Working capital changes:
Decrease/ (increase) in trade and other receivables	(8,114)	(693,157)	(2,089,462)	(1,593,456)
Decrease in inventories			23	173
Increase/ (decrease) in trade and other payables	1,428	121,994	783,989	(439,095)
Direct taxes (paid)/ refunds	568	48,490	(102,033)	(127,620)
Net cash used in operating activities	(3,407)	(291,088)	(1,433,362)	(1,962,346)
Cash flows from investing activities:
Purchase of property, plant and equipment	(15,098)	(1,289,800)
Purchase of property, plant and equipment	(733)	(62,586)	(20,328)	(19,786)
Proceeds from sale of property, plant and equipment	107	9,111	2,072	9,715
Purchase/development of intangible assets	(2,724)	(232,677)	(246,194)	(134,406)
Investment in term deposits	(35,730)	(3,052,432)	(9,684,565)	(527,740)
Proceeds from term deposits	52,501	4,485,124	7,596,494	519,121
Interest received	2,251	192,289	57,017	7,144
Net cash from/(used in) investing activities	574	49,029	(2,295,504)	(145,952)
Cash flows from financing activities:
Payment of principal portion of lease liabilities			7,688,897
Payment of principal portion of lease liabilities			(278,757)
Payment of principal portion of lease liabilities				(27,340)
Payment of principal portion of lease liabilities	(697)	(59,544)	(46,549)	(41,873)
Payment of principal portion of lease liabilities	(370)	(31,612)	(32,267)	(35,992)
Buyback of shares	(2,330)	(199,055)	(210,448)
Proceeds from factoring	29,025	2,479,568	8,716,246	3,825,988
Repayment of factoring proceeds	(28,416)	(2,427,619)	(9,400,045)	(3,087,688)
Proceeds of borrowings		30	198,375	1,252,501
Repayment of borrowings	(8,513)	(727,265)	(1,244,455)	(32,250)
Repayment of vehicle loan	(192)	(16,398)	(8,751)	(7,042)
Interest paid on borrowings	(519)	(44,268)	(249,277)	(94,491)
Net cash from financing activities	(12,012)	(1,026,163)	5,132,969	1,751,813
Net increase/ (decrease) in cash and cash equivalents	(14,845)	(1,268,222)	1,347,187	(356,485)
Effect of exchange differences on cash and cash equivalents	69	5,896
Effect of exchange differences on cash and cash equivalents	808	69,044	(108,838)	59,804
Cash and cash equivalents at the beginning of the year	20,390	1,741,950	503,601	800,282
Closing cash and cash equivalents at the end of the year	6,422	548,668	1,741,950	503,601
Components of cash and cash equivalents:
Cash on hand	8	656	72	125
On current account	5,201	444,332	814,444	288,779
Fixed deposits with banks			130,054	7,462
Credit card collection in hand	1,882	160,814	797,380	207,235
Total cash and cash equivalents	7,091	605,802	1,741,950	503,601
Less: Bank overdrafts	(699)	(57,134)
Total cash and cash equivalents	$ 6,422	₨ 548,668	₨ 1,741,950	₨ 503,601